Cryptocurrency	12 Months Ended
Jun. 30, 2025
Cryptocurrency [Abstrast]
Cryptocurrency

Note 3 – Cryptocurrency

The following table presents additional information about our cryptocurrency mining activities of BTC in coins and amounts during the year ended June 30, 2025:

	Quantities (in coins)	Cryptocurrency
	BTC	Amounts
Balance on June 30, 2024	-	$-
Revenue recognized from cryptocurrency mined	88.54	8,726,016
USDT receivable	(88.54)	(8,726,016)
Balance on June 30, 2025	-	$-